Bruce Fund, Inc.
Schedule of Investments
March 31, 2024 - (Unaudited)
COMMON STOCKS — 65.1% Shares Fair Value
Communications — 4.1%
AT&T, Inc. 900,000 $ 15,840,000
Sirius XM Holdings, Inc. 557,843 2,164,431
18,004,431
Consumer Staples — 3.5%
Archer-Daniels-Midland Co. 50,000 3,140,500
Bunge Global SA 50,000 5,126,000
Darling Ingredients, Inc.
(a)
150,000 6,976,500
15,243,000
Financials — 4.8%
Allstate Corp. (The) 120,000 20,761,200
Health Care — 22.2%
908 Devices, Inc.
(a)
68,286 515,559
Abbott Laboratories 144,500 16,423,870
AbbVie, Inc. 125,000 22,762,500
Bausch Health Cos., Inc. (Canada)
(a)
550,000 5,835,500
Caribou Biosciences, Inc.
(a)
200,000 1,028,000
EDAP TMS SA - ADR (France)
(a)
529,794 3,893,986
Fate Therapeutics, Inc.
(a)
143,000 1,049,620
IGM Biosciences, Inc.
(a)
65,000 627,250
Kodiak Sciences, Inc.
(a)
423,000 2,224,980
LAVA Therapeutics N.V. (Netherlands)
(a)
771,874 2,570,340
MannKind Corp.
(a)
195,073 883,681
Merck & Co., Inc. 210,000 27,709,500
Organon & Co. 30,000 564,000
Personalis, Inc.
(a)
300,000 447,000
Pfizer, Inc. 250,000 6,937,500
Supernus Pharmaceuticals, Inc.
(a)
82,105 2,800,602
Viatris, Inc. 55,835 666,670
96,940,558
Industrials — 11.3%
Insteel Industries, Inc. 343,423 13,125,627
U-Haul Holding Co.
(a)
68,000 4,592,720
U-Haul Holding Co., Class B 470,000 31,339,600
49,057,947
Materials — 0.9%
Ashland Global Holdings, Inc. 15,000 1,460,550
Newmont Corp. 65,600 2,351,104
3,811,654
Technology — 1.6%
Apple, Inc. 30,000 5,144,400
Vicor Corp.
(a)
45,000 1,720,800
6,865,200
Utilities — 16.8%
Avista Corp. 200,000 7,004,000
CMS Energy Corp. 310,000 18,705,400
Duke Energy Corp. 200,000 19,342,000
NextEra Energy, Inc. 280,000 17,894,800

Bruce Fund, Inc.
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 65.1% - continued Shares Fair Value
Utilities — 16.8% - continued
Xcel Energy, Inc. 190,000 $ 10,212,500
73,158,700
Total Common Stocks (Cost $152,036,010) 283,842,690
U.S. GOVERNMENT BONDS — 3.2%
Principal
Amount
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 12,554,526
U.S. Treasury "Strips", 0.00% , 5/15/2053 5,000,000 1,474,552
Total U.S. Government Bonds (Cost $12,874,693) 14,029,078
CONVERTIBLE CORPORATE BONDS — 1.0%
Health Care — 1.0%
Accelerate Diagnostics, Inc., 5.00%, 12/15/2026
(b)
3,133,920 1,509,906
Acorda Therapeutics, Inc., 6.00%, 12/1/2024
(b) (c) (d)
5,000,000 2,850,000
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(b) (c) (d)(e)
1,500,000 150
Total Convertible Corporate Bonds (Cost $8,690,885) 4,360,056
MONEY MARKET FUNDS - 30.5% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 5.22%
(f)
133,141,756 133,141,756
Total Money Market Funds (Cost $133,141,756) 133,141,756
Total Investments — 99.8% (Cost $306,743,344) 435,373,580
Other Assets in Excess of Liabilities — 0.2% 677,547
NET ASSETS — 100.0% $ 436,051,127
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of March 31, 2024 was $4,360,056, representing
1.0% of net assets.
(c) In default.
(d) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as March 31, 2024 was $150, representing 0.0% of net assets.
(f) Rate disclosed is the seven day effective yield as of March 31, 2024.
ADR - American Depositary Receipt

Bruce Fund, Inc.
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
Restricted Securities
The Fund has acquired securities, the sale of which is restricted, through private placement. At March
31, 2024, the aggregate market value of such securities listed below amounted to $150, or 0.0% of the Fund’s net assets. 100% of the restricted securities are valued according to fair value procedures approved by the Board of Directors. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.
The table below shows the restricted securities held by the Fund as of March 31, 2024:
Issuer Description
Acquisition
Date
Principal
Amount Cost  Value
Convertible Corporate Bonds
Synergy Pharmaceuticals, Inc., 7.50%,
11/1/19
3/4/2015  $1,500,000  $702,290  $150
COMMON STOCKS — 65.1% - continued Shares Fair Value
Utilities — 16.8% - continued
Xcel Energy, Inc. 190,000 $ 10,212,500
73,158,700
Total Common Stocks (Cost $152,036,010) 283,842,690
U.S. GOVERNMENT BONDS — 3.2%
Principal
Amount
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 12,554,526
U.S. Treasury "Strips", 0.00% , 5/15/2053 5,000,000 1,474,552
Total U.S. Government Bonds (Cost $12,874,693) 14,029,078
CONVERTIBLE CORPORATE BONDS — 1.0%
Health Care — 1.0%
Accelerate Diagnostics, Inc., 5.00%, 12/15/2026
(b)
3,133,920 1,509,906
Acorda Therapeutics, Inc., 6.00%, 12/1/2024
(b) (c) (d)
5,000,000 2,850,000
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(b) (c) (d)(e)
1,500,000 150
Total Convertible Corporate Bonds (Cost $8,690,885) 4,360,056
MONEY MARKET FUNDS - 30.5% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 5.22%
(f)
133,141,756 133,141,756
Total Money Market Funds (Cost $133,141,756) 133,141,756
Total Investments — 99.8% (Cost $306,743,344) 435,373,580
Other Assets in Excess of Liabilities — 0.2% 677,547
NET ASSETS — 100.0% $ 436,051,127
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of March 31, 2024 was $4,360,056, representing
1.0% of net assets.
(c) In default.
(d) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as March 31, 2024 was $150, representing 0.0% of net assets.
(f) Rate disclosed is the seven day effective yield as of March 31, 2024.
ADR - American Depositary Receipt